Brown Advisory Strategic Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 40.4%
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-3 D	3.18%	07/18/2023	227,713
1,000,000	Apidos CLO XVI, Series 2013-16A CR (3 Month LIBOR USD + 3.00%)^	5.30%	01/21/2025	1,001,408
2,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2013-4A A1RR (3 Month LIBOR USD + 1.00%)^	3.30%	01/15/2031	1,983,500
2,000,000	Carlyle US CLO, Ltd., Series 2017-2A A1B (3 Month LIBOR USD + 1.22%)^	3.50%	07/21/2031	1,998,164
1,000,000	CBAM, Ltd., Series 2017-1A B (3 Month LIBOR USD + 1.80%)^	4.08%	07/22/2030	1,001,731
636,000	CCG Receivables Trust, Series 2019-1 B^	3.22%	09/14/2026	652,220
1,375,000	CIFC Funding, Ltd., Series 2012-2RA B (3 Month LIBOR USD + 1.55%)^	3.83%	01/20/2028	1,340,901
750,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	774,024
1,250,000	Dell Equipment Finance Trust, Series 2019-1 D^	3.45%	03/24/2025	1,272,397
2,025,000	Drive Auto Receivables Trust, Series 2018-2 D	4.14%	08/15/2024	2,073,807
700,000	Drive Auto Receivables Trust, Series 2018-3 D	4.30%	09/16/2024	719,666
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	1,018,050
1,650,000	Dryden XXV Senior Loan Fund, Series 2012-25A CRR (3 Month LIBOR USD + 1.85%)^	4.15%	10/15/2027	1,630,709
1,000,000	DT Auto Owner Trust, Series 2018-3A D^	4.19%	07/15/2024	1,034,295
500,000	DT Auto Owner Trust, Series 2019-2A D^	3.48%	02/18/2025	510,755
1,500,000	DT Auto Owner Trust, Series 2018-2A E^	5.54%	06/16/2025	1,576,557
1,000,000	DT Auto Owner Trust, Series 2019-2A E^	4.46%	05/15/2026	1,026,041
1,550,000	Emerson Park CLO, Ltd., Series 2013-1A C1R (3 Month LIBOR USD + 2.15%)^	4.45%	07/15/2025	1,553,396
2,150,000	Exeter Automobile Receivables Trust, Series 2018-1A E^	4.64%	10/15/2024	2,207,966
1,062,000	Exeter Automobile Receivables Trust, Series 2018-2A E^	5.33%	05/15/2025	1,107,800
265,555	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	276,717
1,000,000	GoldenTree Loan Management CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.20%)^	4.48%	04/20/2029	996,114
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 (3 Month LIBOR USD + 1.07%)^	3.37%	01/21/2031	1,995,012
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	304,775
1,000,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.58%	01/20/2030	999,978
1,975,000	Highbridge Loan Management, Ltd., Series 2013-2A A2R (3 Month LIBOR USD + 1.63%)^	3.90%	10/20/2029	1,956,453
300,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	3.17%	12/19/2036	299,832
200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	3.47%	12/19/2036	200,093
500,000	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	3.82%	12/19/2036	501,223
1,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	3.27%	03/19/2037	1,198,753
999,863	Invitation Homes Trust, Series 2018-SFR1 E (1 Month LIBOR USD + 2.00%)^	4.02%	03/19/2037	1,001,458
500,000	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	3.11%	06/18/2037	497,599
930,000	LCM XXV, Ltd., Series 2017-25A C2 (3 Month LIBOR USD + 2.30%)^	4.58%	07/22/2030	913,754
2,750,000	Madison Park Funding XII, Ltd., Series 2014-12A CR (3 Month LIBOR USD + 2.35%)^	4.63%	07/20/2026	2,751,110
750,000	Madison Park Funding XV, Ltd., Series 2014-15A A2R (3 Month LIBOR USD + 1.50%)^	3.76%	01/27/2026	750,870
2,200,000	Madison Park Funding XVI, Ltd., Series 2015-16A A2R (3 Month LIBOR USD + 1.90%)^	4.18%	04/20/2026	2,200,114
1,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A C (3 Month LIBOR USD + 3.70%)^	5.98%	04/20/2026	1,002,220
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	4.03%	07/21/2030	749,188
700,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.68%	07/22/2030	701,626
500,000	Madison Park Funding XXI, Ltd., Series 2016-21A B (3 Month LIBOR USD + 2.75%)^	5.03%	07/25/2029	500,697
1,000,000	Madison Park Funding XXV, Ltd., Series 2017-25A B (3 Month LIBOR USD + 2.35%)^	4.63%	04/25/2029	996,082
750,000	Magnetite XVI, Ltd., Series 2015-16A C2R (3 Month LIBOR USD + 1.60%)^	3.90%	01/18/2028	740,939
2,000,000	Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A A (3 Month LIBOR USD + 1.17%)^	3.47%	10/18/2030	2,000,043
432,572	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	3.72%	02/25/2044	432,034
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A AR (3 Month LIBOR USD + 0.80%)^	3.08%	10/20/2026	749,250
750,000	Octagon Investment Partners 25, Ltd., Series 2015-1A BR (3 Month LIBOR USD + 1.20%)^	3.48%	10/20/2026	741,104
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	3.27%	04/15/2031	1,981,596
2,000,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	4.40%	04/15/2026	2,005,000
1,500,000	Octagon Investment Partners XXIII, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 1.85%)^	4.15%	07/15/2027	1,480,900
1,125,000	OHA Credit Partners IX, Ltd., Series 2013-9A B1R (3 Month LIBOR USD + 1.46%)^	3.74%	10/20/2025	1,126,328
750,000	OHA Credit Partners IX, Ltd., Series 2013-9A DR (3 Month LIBOR USD + 3.30%)^	5.58%	10/20/2025	750,128
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	254,040
325,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	327,652
1,000,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	1,008,487
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	1,014,782
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	505,595
1,500,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	1,538,420
400,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	410,007
4,278	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A2B (1 Month LIBOR USD + 0.65%)^	2.70%	11/10/2020	4,278
260,000	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A3^	2.45%	12/10/2021	260,264
207,660	OSCAR U.S. Funding Trust VIII LLC, Series 2018-1A A2B (1 Month LIBOR USD + 0.49%)^	2.54%	04/12/2021	207,778
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2R (3 Month LIBOR USD + 1.65%)^	3.92%	07/30/2027	993,407
500,000	OZLM XV, Ltd., Series 2016-15A A2A (3 Month LIBOR USD + 2.10%)^	4.38%	01/22/2029	500,010
900,000	Palmer Square Loan Funding, Ltd., Series 2017-1A B (3 Month LIBOR USD + 1.70%)^	4.00%	10/15/2025	899,321
1,000,000	Palmer Square Loan Funding, Ltd., Series 2019-3A C (3 Month LIBOR USD + 3.40%)^	3.00%	08/20/2027	1,000,540
500,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	508,614
400,699	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	399,928
850,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	855,896
499,392	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	502,549
550,000	Santander Drive Auto Receivables Trust, Series 2019-2 D	3.22%	07/15/2025	561,391
1,033,128	Seneca Park CLO, Ltd., Series 2014-1A AR (3 Month LIBOR USD + 1.12%)^	3.42%	07/17/2026	1,034,785
25,393	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	25,409
1,750,000	Sound Point CLO XI, Ltd., Series 2016-1A CR (3 Month LIBOR USD + 2.25%)^	4.53%	07/20/2028	1,742,396
750,000	Sound Point CLO XIV, Ltd., Series 2016-3A C (3 Month LIBOR USD + 2.65%)^	4.91%	01/23/2029	750,021
180,846	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	191,368
1,248,046	Symphony CLO XIV, Ltd., Series 2014-14A A1R (3 Month LIBOR USD + 1.28%)^	3.58%	07/14/2026	1,250,317
2,000,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	3.35%	10/20/2028	2,002,622
1,125,000	United Auto Credit Securitization Trust, Series 2019-1 D^	3.47%	08/12/2024	1,134,912
1,000,000	Voya CLO, Ltd., Series 2019 1A C (3 Month LIBOR USD + 2.35%)^	4.99%	04/16/2029	992,844
1,500,000	Voya CLO, Ltd., Series 2013-1A A2R (3 Month LIBOR USD + 1.55%)^	3.85%	10/15/2030	1,478,729
754,212	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	762,388
900,000	Westlake Automobile Receivables Trust, Series 2018-1A D^	3.41%	05/15/2023	909,393
630,000	Westlake Automobile Receivables Trust, Series 2018-2A E^	4.86%	01/16/2024	645,966
1,300,000	Westlake Automobile Receivables Trust, Series 2019-2A E^	4.02%	04/15/2025	1,311,701
Total Asset Backed Securities (Cost $83,270,893)				83,497,900

Corporate Bonds & Notes - 32.8%
800,000	Allison Transmission, Inc.^	5.00%	10/01/2024	819,000
2,000,000	Apache Corp.	4.25%	01/15/2030	2,037,360
650,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	676,000
2,000,000	Cimarex Energy Co.	4.38%	03/15/2029	2,106,564
1,000,000	Core & Main Holdings LP (PIK 9.38%)^	8.63%	09/15/2024	1,011,250
300,000	Dana, Inc.	6.00%	09/15/2023	308,625
2,000,000	Delphi Technologies PLC^	5.00%	10/01/2025	1,780,000
2,000,000	Diamond Sports Group LLC^	5.38%	08/15/2026	2,080,000
750,000	Diamond Sports Group LLC^	6.63%	08/15/2027	780,000
2,000,000	Energy Transfer Operating L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	1,858,040
1,000,000	Enterprise Products Operating LLC (Fixed until 08/16/2027, then 3 Month LIBOR USD + 3.03%)	5.25%	08/16/2077	992,984
3,000,000	Equinix, Inc.	5.88%	01/15/2026	3,199,230
2,700,000	First Quality Finance Co., Inc.^	5.00%	07/01/2025	2,797,956
1,000,000	FMC Corp.	3.20%	10/01/2026	1,010,797
3,350,000	frontdoor, Inc.^	6.75%	08/15/2026	3,676,692
1,050,000	H-Food Holdings LLC^	8.50%	06/01/2026	790,125
1,100,000	JC Penney Corp., Inc.^	5.88%	07/01/2023	951,500
2,000,000	KeHE Distributors LLC^	8.63%	10/15/2026	2,043,750
1,610,000	Lamar Media Corp.	5.75%	02/01/2026	1,708,210
460,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	439,300
1,400,000	Lear Corp.	3.80%	09/15/2027	1,408,362
750,000	Mauser Packaging Solutions Holding Co.^	7.25%	04/15/2025	711,787
2,500,000	Mercer International, Inc.^	7.38%	01/15/2025	2,610,250
1,500,000	Morgan Stanley	2.63%	11/17/2021	1,514,785
1,000,000	MPLX LP (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.65%)	6.88%	08/15/2023	1,001,300
2,250,000	Nathan's Famous, Inc.^	6.63%	11/01/2025	2,250,000
1,026,000	Neenah, Inc.^	5.25%	05/15/2021	1,027,283
1,500,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	1,525,357
1,500,000	NXP BV^	4.13%	06/01/2021	1,539,661
1,100,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	1,031,250
2,000,000	Oasis Petroleum, Inc.^	6.25%	05/01/2026	1,630,000
1,750,000	Olin Corp.	5.63%	08/01/2029	1,824,900
1,715,000	Outfront Media Capital LLC	5.88%	03/15/2025	1,775,025
2,280,000	ServiceMaster Co. LLC	7.45%	08/15/2027	2,565,000
1,000,000	Steel Dynamics, Inc.	5.25%	04/15/2023	1,018,750
1,400,000	TransDigm, Inc.^	6.25%	03/15/2026	1,506,750
600,000	TransDigm, Inc.	7.50%	03/15/2027	654,000
2,000,000	Trivium Packaging Finance BV^	5.50%	08/15/2026	2,107,400
1,000,000	Trivium Packaging Finance BV^	8.50%	08/15/2027	1,083,750
1,550,000	USA Compression Partners L.P.	6.88%	04/01/2026	1,615,875
2,575,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	2,734,908
1,000,000	Vulcan Materials Co. (3 Month LIBOR USD + 0.60%)	2.72%	06/15/2020	1,000,685
1,300,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,349,402
200,000	Western Digital Corp.	4.75%	02/15/2026	206,250
1,100,000	Zimmer Biomet Holdings, Inc. (3 Month LIBOR USD + 0.75%)	2.91%	03/19/2021	1,100,027
Total Corporate Bonds & Notes (Cost $66,727,302)				67,860,140

Mortgage Backed Securities - 20.5%
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	3.38%	09/15/2034	400,566
1,300,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY D (1 Month LIBOR USD + 1.70%)^	3.73%	09/15/2034	1,305,851
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ D (1 Month LIBOR USD + 1.95%)^	3.98%	04/15/2036	2,000,832
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	3.15%	03/16/2037	400,101
392,639	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	2.93%	11/15/2035	392,770
785,279	BX Commercial Mortgage Trust, Series 2018-IND D (1 Month LIBOR USD + 1.30%)^	3.33%	11/15/2035	786,561
2,500,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	4.18%	07/15/2032	2,503,056
1,000,000	CORE Mortgage Trust, Series 2019-CORE D (1 Month LIBOR USD + 1.65%)^	3.68%	12/15/2031	1,002,045
2,000,000	CSMC, Series 2019-ICE4 E (1 Month LIBOR USD + 2.15%)^	4.18%	05/15/2036	2,007,847
2,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	2,101,266
804,123	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	127,512
1,371,393	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	145,012
335,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	327,490
1,024,841	FHLMC STACR, Series 2013-DN2 M2 (1 Month LIBOR USD + 4.25%)	6.27%	11/27/2023	1,103,617
468,126	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	4.22%	02/26/2024	473,774
697,566	FHLMC STACR, Series 2014-DN3 M3 (1 Month LIBOR USD + 4.00%)	6.02%	08/26/2024	737,727
403,296	FHLMC STACR, Series 2014-DN4 M3 (1 Month LIBOR USD + 4.55%)	6.57%	10/25/2024	432,345
1,125,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	6.82%	05/25/2028	1,214,356
1,000,000	FHLMC STACR, Series 2016-DNA3 M3 (1 Month LIBOR USD + 5.00%)	7.02%	12/26/2028	1,084,587
1,250,000	FHLMC STACR, Series 2016-DNA4 M3 (1 Month LIBOR USD + 3.80%)	5.82%	03/25/2029	1,325,648
633,527	FHLMC STACR, Series 2016-HQA3 M2 (1 Month LIBOR USD + 1.35%)	3.37%	03/26/2029	636,502
4,100,689	FHMS, Series K-021 X1#~	1.56%	06/25/2022	136,747
1,975,230	FHMS, Series K-721 X1#~	0.44%	08/25/2022	17,272
2,497,542	FHMS, Series K-023 X1#~	1.37%	08/25/2022	78,878
10,300,767	FHMS, Series K-C02 X1#~	0.50%	03/25/2024	166,097
4,635,449	FHMS, Series K-038 X1#~	1.31%	03/25/2024	200,309
10,396,328	FHMS, Series K-734 X1#~	0.79%	02/25/2026	377,795
6,998,937	FHMS, Series K-735 X1#~	1.10%	05/25/2026	394,827
8,500,000	FHMS, Series K-736 X1#~	1.31%	07/25/2026	638,414
673,821	FHMS, Series K-058 X1#~	1.06%	08/25/2026	37,099
3,000,000	FHMS, Series K-C04 X1#~	1.41%	12/25/2026	203,844
1,384,128	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	69,395
9,955,695	FHMS, Series K-070 X1#~	0.46%	11/25/2027	247,996
737,570	FHMS, Series Q-006 APT1#	2.62%	04/25/2028	749,001
4,993,596	FHMS, Series K-087 X1#~	0.51%	12/25/2028	157,262
831,620	FHMS, Series Q-004 A2H#	3.07%	01/25/2046	836,965
238,391	FNMA, Pool# AB9392	2.50%	05/01/2023	240,523
173,967	FNMA, Pool# 815323 (6 Month LIBOR USD + 1.53%)	4.11%	01/01/2035	180,021
150,648	FNMA, Pool# 813714 (1 Year CMT Rate + 1.94%)	4.56%	01/01/2035	157,066
49,991	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.70%)	4.79%	03/01/2037	52,630
166,916	FNMA, Pool# 915191 (12 Month LIBOR USD + 1.70%)	4.58%	04/01/2037	176,142
391,175	FNMA, Pool# AL6262 (1 Year CMT Rate + 2.38%)	4.66%	04/01/2038	408,662
88,734	FNMA, Pool# 965184 (12 Month LIBOR USD + 1.61%)	3.86%	09/01/2038	92,158
255,609	FNMA, Pool# 947512 (12 Month LIBOR USD + 1.75%)	4.00%	09/01/2047	268,842
495,160	FNMA Connecticut Avenue Securities, Series 2015-C01 1M2 (1 Month LIBOR USD + 4.30%)	6.32%	02/25/2025	524,998
834,943	FNMA Connecticut Avenue Securities, Series 2016-C03 2M2 (1 Month LIBOR USD + 5.90%)	7.92%	10/25/2028	902,074
1,500,000	FNMA Connecticut Avenue Securities, Series 2016-C04 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	01/25/2029	1,586,304
2,000,000	FNMA Connecticut Avenue Securities, Series 2016-C06 1M2 (1 Month LIBOR USD + 4.25%)	6.27%	04/25/2029	2,140,558
567,084	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	620,041
780,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.80%	11/25/2049	810,109
90,000	FREMF Mortgage Trust, Series 2011-K10 B#^	4.78%	11/25/2049	91,956
182,524	GNMA, Pool# 004527M	5.00%	09/20/2024	199,599
545,319	GNMA REMIC Trust, Series 2014-45 B1#~	0.74%	07/16/2054	21,123
447,975	GNMA REMIC Trust, Series 2014-135 I0#~	0.81%	01/16/2056	21,310
416,828	GNMA REMIC Trust, Series 2015-172 I0#~	0.84%	03/16/2057	21,638
580,819	GNMA REMIC Trust, Series 2016-40 I0#~	0.72%	07/16/2057	28,469
474,196	GNMA REMIC Trust, Series 2016-56 I0#~	0.92%	11/16/2057	31,042
622,813	GNMA REMIC Trust, Series 2016-98 I0#~	0.95%	05/16/2058	42,761
2,000,000	Great Wolf Trust, Series 2017-WOLF D (1 Month LIBOR USD + 2.10%)^	4.13%	09/15/2034	2,002,783
500,000	GSMS, Series 2018-FBLU C (1 Month LIBOR USD + 1.60%)^	3.63%	11/15/2035	500,858
1,250,000	GSMS, Series 2018-FBLU D (1 Month LIBOR USD + 2.00%)^	4.03%	11/15/2035	1,253,114
742,410	HPLY Trust, Series 2019-HIT D (1 Month LIBOR USD + 2.00%)^	4.03%	11/17/2036	746,284
1,000,000	JPMCC, Series 2019-MFP E (1 Month LIBOR USD + 2.10%)^	4.13%	07/15/2036	1,004,002
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.48%	08/17/2034	396,636
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	3.03%	11/15/2034	275,207
925,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	3.43%	11/15/2034	925,745
1,000,000	Velocity Commercial Capital Loan Trust, Series 2016-2 M1#	3.66%	10/25/2046	1,021,714
500,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	501,354
405,720	Velocity Commercial Capital Loan Trust, Series 2018-2 A#^	4.05%	10/25/2048	414,113
Total Mortgage Backed Securities (Cost $41,925,889)				42,481,202

Municipal Bonds - 2.0%
275,000	District of Columbia#	5.55%	08/01/2038	275,000
2,500,000	District of Columbia#	5.60%	08/01/2038	2,500,000
225,000	North Texas Tollway Authority	8.91%	02/01/2030	230,137
500,000	Public Finance Authority^	5.00%	09/01/2030	547,035
450,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	459,783
130,000	Yamhill County Oregon Hospital Authority	3.50%	11/15/2020	130,065
Total Municipal Bonds (Cost $3,991,932)				4,142,020

Shares
Preferred Stocks - 0.7%
16,475	AGNC Investment Corp., Series B, 7.75%			419,948
29,576	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			762,765
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			250,400
Total Preferred Stocks (Cost $1,418,105)				1,433,113

Short-Term Investments - 4.4%
Money Market Funds - 4.4%
9,062,789	First American Government Obligations Fund - Class Z, 1.83%*			9,062,789
Total Short-Term Investments (Cost $9,062,789)				9,062,789
Total Investments - 100.8% (Cost $206,396,910)				208,477,164
Liabilities in Excess of Other Assets - (0.8)%				(1,558,956)
NET ASSETS - 100.0%				$206,918,208

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK - Payment-in-kind security.  The issuer may make payments of interest in cash or by payment-in-kind.  A payment-in-kind occurs when the security holder receives additional par value of the security rather than cash.

~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and short-term investments, with a total market value of $10,495,902, were categorized as Level 1, while the Fund's investments in asset backed securities, corporate bonds & notes, mortgage backed securities and municipal bonds, with a total market value of $197,981,262, were categorized as Level 2.